OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
12.	OTHER LONG-TERM LIABILITIES

	December 31,
	2012	2011
Deferred rent liabilities	$5,591	$4,799
Retention payables	1,608	—
Other deposits received	213	196
Payables for acquisition of assets and liabilities (Note 22(b))	—	22,905

	$7,412	$27,900